Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Assets (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets fair value reconciliation abstract
Assets at the beginning of the period		€ 697,737,000,000	€ 675,675,000,000
Changes in fair value level 3 assets abstract
Assets at the end of the period		736,176,000,000	697,737,000,000	€ 675,675,000,000
Assets Member [Member]
Assets fair value reconciliation abstract
Assets at the beginning of the period		3,754,000,000	3,527,000,000	835,000,000
Changes in fair value level 3 assets abstract
Changes in FV recognized in P&L Assets	[1]	609,000,000	112,000,000	(167,000,000)
Changes in FV recognized in OCI Assets		(89,000,000)	2,000,000	(4,000,000)
Acquisitions Disposals Liquidations Assets	[2]	(699,000,000)	5,000,000	2,102,000,000
Net inflows level 3 assets		549,000,000	77,000,000	761,000,000
Exchange Differences And Others Assets		(160,000,000)	31,000,000	0
Interrupted Operations	[3]	(518,000,000)	0	0
Assets at the end of the period		€ 3,446,140,000	€ 3,754,000,000	€ 3,527,000,000

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2020 , 2019 and 2018 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[2]

(**) Of which, in 2020 , the assets roll forward is comprised of €326 million of acquisitions, €1,014 million of disposals and €11 million of liquidations. The liabilities roll forward is comprised of €115 million of acqu isitions, €449 million of sales and €11 million of liquidations.

[3]	(***) Amount in 2020 are mainly due to the stake in BBVA USA (see Notes 3 and 21).